[logo] PIONEER Investments(R)







                                                                   July 31, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Fundamental Growth Fund (the "Fund")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, and Class Y shares and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in Post-Effective Amendment No. 9 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001174520-09-000015) on July 28, 2009.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4575.
                                                 Very truly yours,


                                              /s/ Peter Pizzi
                                                  Peter Pizzi
                                                  Legal Product Manager



cc:  Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups"